UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: March 31

Date of reporting period: September 30, 2007

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

SEPTEMBER 30, 2007

Legg Mason Partners Financial Services Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Financial Services Fund

Semi-Annual Report  •  September 30, 2007

What’s

Inside

Fund Objective*

The Fund seeks long-term capital appreciation by investing primarily in common stocks. The Fund invests at least 80% of its net assets in equity securities of issuers in the financial service industry. These companies may include, but are not limited to: regional and money center banks, securities brokerage firms, asset management companies, savings banks and tariff institutions, specialty finance companies (e.g. credit card and mortgage providers), insurance and insurance brokerage firms, financial conglomerates and government sponsored agencies, such as the Government National Association.

*	Since the Fund focuses its investments on companies involved in financial services, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds with greater diversification.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

The U.S. economy produced mixed results during the six-month reporting period ended September 30, 2007. In the first quarter of 2007, U.S. gross domestic product (“GDP”)i growth was a tepid 0.6%, according to the U.S. Commerce Department. This was the lowest growth rate since the fourth quarter of 2002. The economy then rebounded, as second quarter 2007 GDP growth was a solid 3.8%. Given the modest increase earlier in the year, this higher growth rate was not unexpected. The advance estimate for third quarter GDP growth was 3.9%.

Late in the reporting period, the U.S. fixed-income markets were extremely volatile, which negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wider range of financial institutions and markets. As a result, domestic and international equity markets experienced heightened volatility at the end of the reporting period.

Ongoing issues related to the housing and subprime mortgage markets and an abrupt tightening in the credit markets prompted the Federal Reserve Board (“Fed”)ii to take several actions during the reporting period. The Fed initially responded by lowering the discount rate—the rate the Fed uses for loans it makes directly to banks—from 6.25% to 5.75% in mid-August 2007. Then, at its meeting on September 18, the Fed reduced the federal funds rateiii from 5.25% to 4.75% and the discount rate to 5.25%. This marked the first reduction in the federal funds rate since June 2003. In its statement accompanying the September meeting, the Fed stated: “Economic growth was moderate during the first half of the year, but the tightening of credit conditions has the potential to intensify the housing correction

Legg Mason Partners Financial Services Fund         I

and to restrain economic growth more generally. Today’s action is intended to help forestall some of the adverse effects on the broader economy that might otherwise arise from the disruptions in financial markets and to promote moderate growth over time.”

At the end of October 2007, after the reporting period concluded, the Fed again cut rates, reducing the federal funds rates from 4.75% to 4.50%.

Despite periods of extreme volatility, overall, the U.S. stock market produced solid results during the six-month reporting period. Early in the period, U.S. stock prices rose on the back of solid corporate profits, an active merger and acquisition (M&A) environment and hopes that the Fed would lower the federal funds rate in 2007. U.S. equity prices then faltered in June and July 2007 due to troubles in the housing market and expectations that the Fed would not lower short-term interest rates in the foreseeable future. U.S. stock prices then rallied in late August 2007, as the Fed lowered the discount rate and indicated that it had not ruled out reducing the federal funds rate. The market’s ascent continued in September following the Fed’s aggressive interest rate cut. All told, the S&P 500 Indexiv returned 8.43% during the six months ended September 30, 2007.

Looking at the U.S. stock market more closely, large-cap stocks outperformed their mid- and small-cap counterparts, as the Russell Midcapv, Russell 1000vi and Russell 2000vii Indexes returned 4.89%, 7.99% and 1.19%, respectively, during the reporting period. From an investment style perspective, growth stocks outperformed value stocks, with the Russell 3000 Growthviii and Russell 3000 Valueix Indexes returning 10.95% and 3.90%, respectively.

Performance Review

For the six months ended September 30, 2007, Class A shares of Legg Mason Partners Financial Services Fund, excluding sales charges, returned -1.66%. In comparison, the Fund’s unmanaged benchmarks, the S&P 500 Index and the S&P Financial Indexx, returned 8.43% and -2.23%, respectively, for the same period. The Fund’s former unmanaged benchmarks, the Russell 3000 Indexxi and the

II         Legg Mason Partners Financial Services Fund

Goldman Sachs Financial Indexxii, returned 7.40% and -2.88%, respectively, over the same time frame. The Lipper Financial Services Funds Category Average1 returned -2.21% over the same time frame.

Performance Snapshot as of September 30, 2007 (excluding sales charges) (unaudited)

6 months

Financial Services Fund — Class A Shares	-1.66%

S&P 500 Index	8.43%

S&P Financial Index	-2.23%

Russell 3000 Index	7.40%

Goldman Sachs Financial Index	-2.88%

Lipper Financial Services Funds Category Average	-2.21%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.
Excluding sales charges, Class B shares returned -2.03% and Class C shares returned -1.94% over the six months ended September 30, 2007. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.
Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)
As of the Fund’s most current prospectus dated July 27, 2007, the gross total operating expenses for Class A, Class B and Class C shares were 1.55%, 2.44% and 2.08%, respectively.

As a result of a contractual expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.5% for Class A and 2.25% for Class B until March 1, 2009.

Special Shareholder Notice

On March 16, 2007, Legg Mason Partners Financial Services Fund acquired the assets and liabilities of the Legg Mason Financial Services Fund and the Fund’s financial statements, past performance information and various investment policies reflect the information applicable to that acquired fund, the advisor to which, Barrett Associates, Inc., has taken on the role of subadviser to the Fund.

[1]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended September 30, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 131 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners Financial Services Fund         III

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

November 2, 2007

IV         Legg Mason Partners Financial Services Fund

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: In addition to normal risks associated with equity investing, narrowly focused investments typically exhibit higher volatility. The financial services sector may be subject to greater governmental regulation, competitive pressures and rapid technological change and obsolescence, which may have a materially adverse effect on the sector. Additionally, the Fund’s performance will be influenced by political, social and economic factors affecting investments in companies in foreign countries. The securities of small- and mid-sized companies tend to be more volatile than those of larger companies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vi

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

vii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

viii

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

[x]	The S&P Financial Index is a capitalization-weighted index representing nine financial groups and 53 financial companies, calculated monthly with dividends reinvested at month end.

xi	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xii	The Goldman Sachs Financial Index is an unmanaged market-value weighted index comprised of companies in the banking services, brokerage, asset management, insurance and real estate industries

Legg Mason Partners Financial Services Fund         V

Fund at a Glance (unaudited)

Legg Mason Partners Financial Services Fund 2007 Semi-Annual Report         1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2007 and held for the six months ended September 30, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	-1.66%	$1,000.00	$983.40	1.48%	$7.34

Class B	-2.03	1,000.00	979.70	2.25	11.14

Class C	-1.94	1,000.00	980.60	1.99	9.85

(1)	For the six months ended September 30, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

2         Legg Mason Partners Financial Services Fund 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1017.60	1.48%	$7.47

Class B	5.00	1,000.00	1013.75	2.25	11.33

Class C	5.00	1,000.00	1015.05	1.99	10.02

(1)	For the six months ended September 30, 2007.

(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Financial Services Fund 2007 Semi-Annual Report         3

Schedule of Investments (September 30, 2007) (unaudited)

LEGG MASON PARTNERS FINANCIAL SERVICES FUND

Shares	Security	Value

COMMON STOCKS — 92.1%
Capital Markets — 6.2%
12,200	A.G. Edwards Inc.	$1,021,750
40,000	Ameriprise Financial Inc.	2,524,400
1,000	KBW Inc.*	28,780
15,590	Raymond James Financial Inc.	512,131
140,000	TD Ameritrade Holding Corp.*	2,550,800

	Total Capital Markets	6,637,861

Commercial Banks — 34.2%
100,000	AmericanWest Bancorporation	1,961,000
9,148	Bank of Nova Scotia	479,734
67,860	Barclays PLC	823,891
56,876	Beach Business Bank*	640,424
5,250	BNP Paribas SA	572,923
36,250	Cascade Bancorp	806,925
62,500	Cascade Financial Corp.	958,125
23,894	Colonial BancGroup Inc.	516,588
31,500	Commerce Bancshares Inc.	1,445,535
28,300	Cullen/Frost Bankers Inc.	1,418,396
53,500	Epic Bancorp	684,800
20,001	First Financial Bankshares Inc.	803,640
36,015	First Keystone Corp.	652,592
25,000	First Regional Bancorp*	613,250
25,000	First Security Group Inc.	250,000
50,000	First State Bancorporation	982,000
56,100	Gateway Financial Holdings Inc.	883,014
93,750	Glacier Bancorp Inc.	2,111,250
40,000	Greater Bay Bancorp	1,104,000
22,200	Huntington Bancshares Inc.	376,956
45,000	IBERIABANK Corp.	2,369,250
2,205	Leesport Financial Corp.	42,171
44,100	Northrim BanCorp Inc.	1,098,090
42,820	Pacific Continental Corp.	669,705
15,690	PNC Financial Services Group Inc.	1,068,489
23,576	Royal Bank of Canada	1,302,613
114,660	Royal Bank of Scotland Group PLC	1,227,285
69,720	Somerset Hills Bancorp	941,220
20,000	SunTrust Banks Inc.	1,513,400
31,500	Sussex Bancorp	376,425
80,000	TCF Financial Corp.	2,094,400
6,615	The Bank Holdings Inc.*	94,132
4,873	Toronto-Dominion Bank	373,172
50,000	U.S. Bancorp	1,626,500
15,620	Wachovia Corp.	783,343
88,200	Wainwright Bank & Trust Co.	1,128,960

See Notes to Financial Statements.

4         Legg Mason Partners Financial Services Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Shares	Security	Value

Commercial Banks — 34.2% (continued)
70,000	WSB Financial Group Inc.*	$800,800
15,666	Zions Bancorporation	1,075,784

	Total Commercial Banks	36,670,782

Diversified Financial Services — 7.6%
71,074	Bank of America Corp.	3,572,890
22,500	Financial Federal Corp.	630,225
150,000	Highbury Financial Inc.*	829,500
59,623	JPMorgan Chase & Co.	2,731,926
5,900	Principal Financial Group Inc.	372,231

	Total Diversified Financial Services	8,136,772

Exchange Traded — 4.3%
20,000	KBW Bank ETF	1,048,000
20,000	KBW Capital Markets ETF	1,316,000
20,000	KBW Insurance ETF	1,145,400
25,000	KBW Regional Banking ETF	1,100,750

	Total Exchange Traded	4,610,150

Insurance — 32.3%
70,000	American Financial Group Inc.	1,996,400
24,550	American International Group Inc.	1,660,807
70,000	American Safety Insurance Holdings Ltd.*	1,387,400
18,000	Arch Capital Group Ltd.*	1,339,380
46,900	Assurant Inc.	2,509,150
52,000	Brown & Brown Inc.	1,367,600
18,320	Chubb Corp.	982,685
50,000	Hanover Insurance Group Inc.	2,209,500
70,000	HCC Insurance Holdings Inc.	2,004,800
30,000	Hilb Rogal & Hobbs Co.	1,299,900
28,600	Lincoln National Corp.	1,886,742
50,000	Max Re Capital Ltd.	1,402,000
35,000	MetLife Inc.	2,440,550
68,750	Old Republic International Corp.	1,288,375
56,200	Philadelphia Consolidated Holding Corp.*	2,323,308
29,921	Prudential PLC	458,437
25,000	RenaissanceRe Holdings Ltd.	1,635,250
32,000	RLI Corp.	1,815,040
25,000	StanCorp Financial Group Inc.	1,237,750
40,000	Travelers Cos. Inc.	2,013,600
45,000	W.R. Berkley Corp.	1,333,350

	Total Insurance	34,592,024

Internet Software & Services — 1.1%
90,000	Online Resources Corp.*	1,137,600

See Notes to Financial Statements.

Legg Mason Partners Financial Services Fund 2007 Semi-Annual Report         5

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Shares	Security	Value

IT Services — 4.8%
60,000	CheckFree Corp.*	$2,792,400
40,000	Electronic Clearing House Inc.*	432,000
37,000	Fiserv Inc.*	1,881,820

	Total IT Services	5,106,220

Thrifts & Mortgage Finance — 1.6%
15,100	Citizens First Bancorp Inc.	271,045
101,340	Riverview Bancorp Inc.	1,504,899

	Total Thrifts & Mortgage Finance	1,775,944

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $82,606,186)	98,667,353

Face Amount
SHORT-TERM INVESTMENT — 7.8%
Repurchase Agreement — 7.8%
$8,350,000	State Street Bank & Trust Co., dated 9/28/07, 3.520% due 10/1/07; Proceeds at maturity — $8,352,449; (Fully collateralized by U.S. Treasury Bond, 8.125% due 8/15/21; Market value — $8,520,064) (Cost — $8,350,000)	8,350,000

	TOTAL INVESTMENTS — 99.9% (Cost — $90,956,186#)	107,017,353
	Other Assets in Excess of Liabilities — 0.1%	52,357

	TOTAL NET ASSETS — 100.0%	$107,069,710

*	Non-income producing security

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

6         Legg Mason Partners Financial Services Fund 2007 Semi-Annual Report

Statement of Assets and Liabilities (September 30, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $90,956,186)	$107,017,353
Foreign currency, at value (Cost — $78)	82
Cash	958
Dividends and interest receivable	172,332
Receivable for Fund shares sold	54,609
Prepaid expenses	126,861

Total Assets	107,372,195

LIABILITIES:
Payable for Fund shares repurchased	134,435
Distribution fees payable	69,433
Investment management fee payable	51,216
Trustees’ fees payable	6,344
Deferred compensation payable	702
Accrued expenses	40,355

Total Liabilities	302,485

Total Net Assets	$107,069,710

NET ASSETS:
Par value (Note 6)	$78
Paid-in capital in excess of par value	88,606,512
Undistributed net investment income	92,457
Accumulated net realized gain on investments and foreign currency transactions	2,308,524
Net unrealized appreciation on investments and foreign currencies	16,062,139

Total Net Assets	$107,069,710

Shares Outstanding:
Class A	2,139,299

Class B	1,582,424

Class C	4,130,537

Net Asset Value:
Class A	$14.00

Class B *	$13.47

Class C *	$13.51

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)(Note 2)	$14.85

*	Redemption price is NAV of Class B and Class C shares Reduced by 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Partners Financial Services Fund 2007 Semi-Annual Report         7

Statement of Operations (For the six months ended September 30, 2007) (unaudited)

INVESTMENT INCOME:
Dividends	$968,612
Interest	270,623
Less: Foreign taxes withheld	(7,770)

Total Investment Income	1,231,465

EXPENSES:
Investment management fee (Note 2)	464,601
Distribution fees (Notes 2 and 4)	462,553
Transfer agent fees (Note 4)	82,608
Legal fees	37,300
Shareholder reports (Note 4)	26,577
Registration fees	25,572
Custody fees	15,396
Audit and tax	11,994
Trustees’ fees	1,349
Insurance	610
Miscellaneous expenses	5,205

Total Expenses	1,133,765
Less: Fee waivers and/or expense reimbursements (Note 2)	(28,478)

Net Expenses	1,105,287

Net Investment Income	126,178

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain From:
Investment transactions	2,311,435
Foreign currency transactions	3,276

Net Realized Gain	2,314,711

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(4,489,905)
Foreign currencies	(1,862)

Change in Net Unrealized Appreciation/Depreciation	(4,491,767)

Net Loss on Investments and Foreign Currency Transactions	(2,177,056)

Decrease in Net Assets From Operations	$(2,050,878)

See Notes to Financial Statements.

8         Legg Mason Partners Financial Services Fund 2007 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended September 30, 2007 (unaudited) and the year ended March 31, 2007

	September 30	March 31
OPERATIONS:
Net investment income	$126,178	$27,801
Net realized gain	2,314,711	7,459,364
Change in net unrealized appreciation/depreciation	(4,491,767)	(3,212,509)

Increase (Decrease) in Net Assets From Operations	(2,050,878)	4,274,656

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(70,008)	—
Net realized gains	(254,901)	(10,597,626)

Decrease in Net Assets From Distributions to Shareholders	(324,909)	(10,597,626)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	3,828,611	5,165,542
Reinvestment of distributions	315,101	9,465,873
Cost of shares repurchased	(18,218,009)	(13,649,822)
Net assets of shares issued in connection with reorganization (Note 7)	—	59,798,958

Increase (Decrease) in Net Assets From Fund Share Transactions	(14,074,297)	60,780,551

Increase (Decrease) in Net Assets	(16,450,084)	54,457,581
NET ASSETS:
Beginning of period	123,519,794	69,062,213

End of period*	$107,069,710	$123,519,794

*Includes undistributed net investment income of:	$92,457	$36,287

See Notes to Financial Statements.

Legg Mason Partners Financial Services Fund 2007 Semi-Annual Report         9

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares(1)	2007(2)(3)		2007(3)	2006	2005	2004		2003
Net Asset Value, Beginning of Period	$14.29		$15.66	$14.46	$15.38	$11.06		$12.27

Income (Loss) From Operations:
Net investment income	0.05		0.11	0.11	0.04	0.03		0.01
Net realized and unrealized gain (loss)	(0.29)		0.82	2.46	1.09	4.54		(1.22)

Total Income (Loss) From Operations	(0.24)		0.93	2.57	1.13	4.57		(1.21)

Less Distributions From:
Net investment income	(0.02)		—	—	—	—		—
Net realized gains	(0.03)		(2.30)	(1.37)	(2.05)	(0.25)		—

Total Distributions	(0.05)		(2.30)	(1.37)	(2.05)	(0.25)		—

Net Asset Value, End of Period	$14.00		$14.29	$15.66	$14.46	$15.38		$11.06

Total Return(4)	(1.66)%		6.42%	18.16%	7.65%	41.37	%(5)	(9.81	)%(5)

Net Assets, End of Period (000s)	$29,954		$32,704	$10,203	$11,145	$11,793		$9,154

Ratios to Average Net Assets:
Gross expenses	1.54	%(6)	1.62%	1.58%	1.59%	1.55%		1.65%
Net expenses(7)	1.48	(6)(8)	1.50 (8)	1.50	1.50	1.50		1.50
Net investment income	0.64	(6)	0.72	0.47	0.24	0.17		0.12

Portfolio Turnover Rate	4%		53%	25%	28%	30%		38%

(1)	Per share data for all periods presented has been adjusted to reflect shares issued in connection with the reorganization (Note 7).

(2)	For the six months ended September 30, 2007 (unaudited).

(3)	Per share amounts have been calculated using the average shares method.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Excludes sales charges applicable to Class A shares. Sales charges were eliminated beginning July 31, 2004.

(6)	Annualized.

(7)	Reflects fee waivers and/or expense reimbursements.

(8)

Effective March 16, 2007, the manager has contractually agreed to waive fees and/or reimburse operating expenses (other than brokerage, taxes and extraordinary expenses) to limit total annual operating expenses to 1.50% of average net assets for Class A until March 1, 2009.

See Notes to Financial Statements.

10         Legg Mason Partners Financial Services Fund 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class B Shares(1)	2007(2)		2007(3)
Net Asset Value, Beginning of Period	$13.78		$13.66

Income (Loss) From Operations:
Net investment income (loss)	(0.01)		0.00 (4)
Net realized and unrealized gain (loss)	(0.27)		0.12

Total Income (Loss) From Operations	(0.28)		0.12

Less Distributions From:
Net investment income	(0.00	)(4)	—
Net realized gains	(0.03)		—

Total Distributions	(0.03)		—

Net Asset Value, End of Period	$13.47		$13.78

Total Return(5)	(2.03)%		0.88%

Net Assets, End of Period (000s)	$21,311		$24,102

Ratios to Average Net Assets:
Gross expenses(6)	2.41%		2.62%
Net expenses(6)(7)(8)	2.25		2.25
Net investment income (loss)(6)	(0.13)		0.86

Portfolio Turnover Rate	4%		53%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended September 30, 2007 (unaudited).

(3)	For the period March 16, 2007 (inception date) to March 31, 2007.

(4)	Amount represents less than $0.01 per share.

(5)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(6)	Annualized.

(7)	Reflects fee waivers and/or expense reimbursements.

(8)

Effective March 16, 2007, the manager has contractually agreed to waive fees and/or reimburse operating expenses (other than brokerage, taxes and extraordinary expenses) to limit total annual operating expenses to 2.25% of average net assets for Class B until March 1, 2009.

See Notes to Financial Statements.

Legg Mason Partners Financial Services Fund 2007 Semi-Annual Report         11

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class C Shares(1)	2007(2)(3)		2007(3)	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$13.81		$15.43	$14.45	$15.58	$11.30	$12.62

Income (Loss) From Operations:
Net investment income (loss)	0.01		(0.01)	(0.04)	(0.07)	(0.08)	(0.08)
Net realized and unrealized gain (loss)	(0.28)		0.82	2.46	1.11	4.62	(1.24)

Total Income (Loss) From Operations	(0.27)		0.81	2.42	1.04	4.54	(1.32)

Less Distributions From:
Net investment income	(0.00	)(4)	—	—	—	—	—
Net realized gains	(0.03)		(2.43)	(1.44)	(2.17)	(0.26)	—

Total Distributions	(0.03)		(2.43)	(1.44)	(2.17)	(0.26)	—

Net Asset Value, End of Period	$13.51		$13.81	$15.43	$14.45	$15.58	$11.30

Total Return(5)	(1.94)%		5.72%	17.22%	6.89%	40.27%	(10.47)%

Net Assets, End of Period (000s)	$55,805		$66,714	$58,859	$56,139	$57,398	$40,367

Ratios to Average Net Assets:
Gross expenses	1.99	%(6)	2.39%	2.36%	2.38%	2.35%	2.46%
Net expenses(7)	1.99	(6)	2.25	2.25	2.25	2.25	2.25
Net investment income (loss)	0.13	(6)	(0.09)	(0.27)	(0.50)	(0.58)	(0.64)

Portfolio Turnover Rate	4%		53%	25%	28%	30%	38%

(1)	Per share data for all periods presented has been adjusted to reflect shares issued in connection with the reorganization (Note 7).

(2)	For the six months ended September 30, 2007 (unaudited).

(3)	Per share amounts have been calculated using the average shares method.

(4)	Amount represents less than $0.01 per share.

(5)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(6)	Annualized.

(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

12         Legg Mason Partners Financial Services Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners Financial Services Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Concentration Risk. The Fund normally invests at least 80% of its assets in financial services related investments. As a result of this concentration policy, an investment in the Fund may be subject to greater risk and market fluctuation than an investment in a fund that invests in securities representing a broader range of investment alternatives.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from

Legg Mason Partners Financial Services Fund 2007 Semi-Annual Report         13

Notes to Financial Statements (unaudited) (continued)

changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method.

(f) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Class Accounting. Investment income, common expenses and realized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(h) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

14         Legg Mason Partners Financial Services Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment advisor and Barrett Associates, Inc. (“Barrett”) serves as the Fund’s subadviser. LMPFA and Barrett are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

The Fund pays LMPFA an investment management fee calculated daily and paid monthly at an annual rate of 0.80% of its average daily net assets. For its services, LMPFA pays Barrett 70% of the net management fee it receives from the Fund.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for management of cash and short-term investments.

LMPFA has agreed contractually to waive fees and/or reimburse operating expenses (other than brokerage, taxes and extraordinary expenses) to limit total annual operating expenses to 1.50% for Class A shares and 2.25% for Class B shares until March 1, 2009.

During the six months ended September 30, 2007, the Fund was reimbursed for expenses in the amount of $28,478.

Legg Mason Investor Services, LLC (“LMIS”), a wholly owned broker-dealer subsidiary of Legg Mason will serve as the Fund’s sole and exclusive distributor effective December 1, 2007. During the reporting period, Citigroup Global Markets Inc. (“CGM”), PFS Investments, Inc. (“PFS”) and LMIS served as distributors of the Fund.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended September 30, 2007, LMIS and its affiliates received sales charges of approximately $300 on sales of the Fund’s Class A shares. In addition, for the six months ended September 30, 2007, CDSCs paid to LMIS and its affiliates were approximately:

	Class B	Class C
CDSCs	$2,000	$1,000

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the Trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of

Legg Mason Partners Financial Services Fund 2007 Semi-Annual Report         15

Notes to Financial Statements (unaudited) (continued)

Operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2006. This change will have no effect on fees previously deferred. As of September 30, 2007, the Fund had accrued $702 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the six months ended September 30, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$4,491,658

Sales	11,091,768

At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$18,716,927
Gross unrealized depreciation	(2,655,760)

Net unrealized appreciation	$16,061,167

4.	Class Specific Expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended September 30, 2007, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class A	$39,399	$39,286	$11,828
Class B	114,570	39,151	11,954
Class C	308,584	4,171	2,795

Total	$462,553	$82,608	$26,577

16         Legg Mason Partners Financial Services Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

5.	Distributions to Shareholders by Class

	Six Months Ended September 30, 2007	Year Ended March 31, 2007
Net Investment Income
Class A	$52,874	—
Class B	1,267	—
Class C	15,867	—

Total	$70,008	—

Net Realized Gains
Class A	$66,918	$1,403,781
Class B	50,554	—
Class C	137,429	9,193,845

Total	$254,901	$10,597,626

6.	Shares of Beneficial Interest

At September 30, 2007, the Trust had 400 million of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares. Prior to April 16, 2007, the Fund had 400 million shares of beneficial interest authorized with a par value of $0.001 per share.

Transactions in shares of each class were as follows:

	Six Months Ended September 30, 2007		Year Ended March 31, 2007
	Shares	Amount	Shares		Amount
Class A
Shares sold	156,171	$2,217,925	40,133		$591,915
Shares issued on reinvestment	8,051	116,652	34,705		499,691
Shares repurchased	(313,336)	(4,460,795)	(113,560)		(1,697,527)
Shares issued with reorganization	—	—	1,675,322		23,734,197

Net Increase (Decrease)	(149,114)	$(2,126,218)	1,636,600		$23,128,276

Class B
Shares sold	59,547	$815,863	8,026	*	$110,659	*
Shares issued on reinvestment	3,589	50,135	—		—
Shares repurchased	(230,150)	(3,157,936)	(16,571	)*	(228,393	)*
Shares issued with reorganization	—	—	1,757,983	*	24,015,193	*

Net Increase (Decrease)	(167,014)	$(2,291,938)	1,749,438		$23,897,459

Class C
Shares sold	58,368	$794,823	298,605		$4,462,968
Shares issued on reinvestment	10,593	148,314	631,752		8,966,182
Shares repurchased	(770,574)	(10,599,278)	(792,890)		(11,723,902)
Shares issued with reorganization	—	—	880,179		12,049,568

Net Increase (Decrease)	(701,613)	$(9,656,141)	1,017,646		$13,754,816

*	For the period March 16, 2007 (inception date) to March 31, 2007.

Legg Mason Partners Financial Services Fund 2007 Semi-Annual Report         17

Notes to Financial Statements (unaudited) (continued)

7.	Transfer of Net Assets

On March 16, 2007, the Fund acquired the assets and liabilities of the Legg Mason Financial Services Fund, a series of the Legg Mason Investors Trust, Inc., (the “Predecessor Fund”) pursuant to a plan of reorganization approved by Legg Mason Financial Services Fund shareholders on January 19, 2007. The reorganization was accomplished through a tax-free exchange of shares of the Fund for all of the shares of the Predecessor Fund outstanding on March 16, 2007. Net asset information on the date of the reorganization is as follows:

	Predecessor Fund	Fund		Total Immediately After Reorganization
Total Net Assets	$64,036,574	$59,798,958	*	$123,835,532

*	Total net assets of the Fund included unrealized appreciation of $1,604,160 prior to the acquisition.

Based on several factors, the financial and performance history of the Predecessor Fund is deemed to be that of the combined, surviving fund. Accordingly, the information presented in these financial statements and notes for periods prior to the reorganization is that of the Predecessor Fund.

As part of the reorganization, for each share they held, shareholders of Primary and Financial Intermediary classes of the Predecessor Fund received 0.991118 and 1.046827 shares of the Fund’s Class A and Class C shares, respectively. As a result of the reorganization, 4,246,430 shares were issued by the Fund.

8.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then-investment adviser or manager to the Fund, and CGM, a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the

18         Legg Mason Partners Financial Services Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

9. Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM a former distributor of the Fund and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers

Legg Mason Partners Financial Services Fund 2007 Semi-Annual Report         19

Notes to Financial Statements (unaudited) (continued)

caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including the Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint. The Defendants have filed a motion to dismiss the Second Amended Complaint. It is uncertain when the court will decide the motion. No assurances can be given as to the outcome of this matter.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

*  *  *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

20         Legg Mason Partners Financial Services Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future. As of the date of this report, the Fund’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s investment manager and its affiliates to continue to render services to the Fund under their respective contracts.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint. The plaintiffs have the ability to appeal this order.

10.	Other Matters

As previously disclosed, on September 16, 2005, the staff of the SEC informed SBFM and SBAM, that the staff was considering recommending administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). On September 27, 2007, SBFM and SBAM, without admitting or denying any findings therein, consented to the entry of an order by the SEC relating to the disclosure by certain other funds that are closed-end funds of the sources of distributions paid by the funds between 2001 and 2004. Each of SBFM and SBAM agreed to pay a fine of $450,000, for which it was indemnified by Citigroup, Inc., its former parent. It is not expected that this matter will adversely impact the Fund or its current investment adviser.

11.	Recent Accounting Pronouncement

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund was April 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the financial statements.

Legg Mason Partners Financial Services Fund 2007 Semi-Annual Report         21

Notes to Financial Statements (unaudited) (continued)

*  *  *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At the time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

12.	Subsequent Event

Effective December 1, 2007, LMIS, a wholly-owned broker/dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

22         Legg Mason Partners Financial Services Fund 2007 Semi-Annual Report

Legg Mason Partners Financial Services Fund

TRUSTEES

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Robert M. Frayn, Jr.

R. Jay Gerken, CFA
Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

INVESTMENT MANAGER

Legg Mason Partners Fund Advisor, LLC

SUBADVISER

Barrett Associates, Inc.

DISTRIBUTOR

Legg Mason Investor Services, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Financial Services Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2007 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010492 11/07	SR07-442

Legg Mason Partners Financial Services Fund

The Fund is a separate investment series of the Legg Mason Partners Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS FINANCIAL SERVICES FUND

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Service at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULES OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken) Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	December 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	December 5, 2007

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Equity Trust

Date:	December 5, 2007